Dividend Declaration	6 Months Ended
Mar. 31, 2025
Dividend Declaration [Abstract]
DIVIDEND DECLARATION	NOTE 16. DIVIDEND DECLARATION During the six months ended March 31, 2024 and 2025, no dividends were declared by the Group to its shareholders